6. Income Taxes (Details Narrative) - USD ($)	Feb. 28, 2021	Feb. 29, 2020
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 46,000	$ 44,000
Deferred tax assets	10,000	9,000
Deferred tax asset valuation allowance	$ 10,000	$ 9,000